Consolidated Statements of Changes in Equity shares in Thousands, $ in Thousands		USD ($)	Share Capital Ordinary Shares USD ($) shares	Share Capital Preferred Shares USD ($) shares	Capital Surplus USD ($)	Accumulated Deficits USD ($)	Exchange Difference on Translating Foreign Operations USD ($)
Beginning balance (in shares) at Dec. 31, 2018 | shares	[1]		118,309	75,025
Beginning balance at Dec. 31, 2018	[1]	$ 224,169	$ 14	$ 85,714	$ 430,616	$ (289,539)	$ (2,636)
Net loss		(13,088)				(13,088)
Other comprehensive income		6,837					6,837
Comprehensive income		(6,251)				(13,088)	6,837
Compensation cost of employee restricted shares (Note 24)		0
Ending balance (in shares) at Dec. 31, 2019 | shares	[1]		118,309	75,025
Ending balance at Dec. 31, 2019	[1]	217,918	$ 14	$ 85,714	430,616	(302,627)	4,201
Capital surplus used to offset accumulated deficits		0			(302,660)	302,660
Net loss		(49,280)				(49,280)
Other comprehensive income		14,394					14,394
Comprehensive income		(34,886)				(49,280)	14,394
Compensation cost of employee restricted shares (Note 24)		0
Ending balance (in shares) at Dec. 31, 2020 | shares	[1]		118,309	75,025
Ending balance at Dec. 31, 2020	[1]	183,032	$ 14	$ 85,714	127,956	(49,247)	18,595
Net loss		(67,362)				(67,362)
Other comprehensive income		3,005					3,005
Comprehensive income		(64,357)				(67,362)	3,005
Issuance of restricted shares (Note 24) (in shares) | shares	[1]		7,791
Issuance of restricted shares (Note 24)	[1]	0	$ 1		(1)
Compensation cost of employee restricted shares (Note 24)		5,038			5,038
Compensation cost of employee restricted shares (Note 24)		5,038
Ending balance (in shares) at Dec. 31, 2021 | shares			126,100	75,025
Ending balance at Dec. 31, 2021		$ 123,713	$ 15	$ 85,714	$ 132,993	$ (116,609)	$ 21,600

[1]	Prior period results have been retroactively adjusted to reflect the 1:0.8752888353 share subdivision effected on April 4, 2022. Refer to Note 19 for details.